Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

 7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as at December 31, 2024 and December 31, 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Insurance and other claims	$1,606	$11,073
Advances to suppliers and other assets	5,628	11,651
Prepaid insurances	1,732	3,628
Other (1)	22,983	14,112
Total	$31,949	$40,464

(1) Includes mainly current portion of the straight-line basis of revenue recognition.